LEASES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Opening Balance	$ 9,610,071	$ 9,607,116
Changes
Additions	2,135,731	771,440
Disposals	(11,917)	(8,912)
Withdrawals	(20,415)	(22,728)
Depreciation	(654,770)	(638,645)
Increase (decrease) through net exchange differences	97,146	(112,017)
Reclassification from lease to Property, plant and equipment		292
Increase (decrease) through others	0	0
Total changes	1,514,742	2,955
Closing balance	11,124,813	9,610,071
Land [Member]
Statement [Line Items]
Opening Balance	931,333	882,222
Changes
Additions	40,891	34,531
Disposals	(2,726)	(524)
Withdrawals	(571)	(139)
Depreciation	0	0
Increase (decrease) through net exchange differences	8,888	(22,583)
Reclassification from lease to Property, plant and equipment		0
Increase (decrease) through others	1,801	11,455
Total changes	46,755	49,111
Closing balance	978,088	931,333
Buildings [member]
Statement [Line Items]
Opening Balance	3,663,306	3,774,756
Changes
Additions	19,529	10,667
Disposals	(554)	(5,091)
Withdrawals	(3,306)	(3,416)
Depreciation	(225,723)	(222,523)
Increase (decrease) through net exchange differences	15,881	(16,113)
Reclassification from lease to Property, plant and equipment		0
Increase (decrease) through others	93,207	125,834
Total changes	(97,704)	(111,450)
Closing balance	3,565,602	3,663,306
Plant and equipment [member]
Statement [Line Items]
Opening Balance	3,984,319	4,074,957
Changes
Additions	61,975	59,509
Disposals	(7,840)	(1,681)
Withdrawals	(8,980)	(14,129)
Depreciation	(403,903)	(393,772)
Increase (decrease) through net exchange differences	41,740	(42,634)
Reclassification from lease to Property, plant and equipment		292
Increase (decrease) through others	304,758	322,902
Total changes	(42,401)	(90,638)
Closing balance	3,941,918	3,984,319
IT Equipment [member]
Statement [Line Items]
Opening Balance	41,250	42,659
Changes
Additions	1,237	687
Disposals	(9)	(43)
Withdrawals	(173)	(158)
Depreciation	(8,727)	(8,504)
Increase (decrease) through net exchange differences	352	(394)
Reclassification from lease to Property, plant and equipment		0
Increase (decrease) through others	5,549	7,038
Total changes	(1,771)	(1,409)
Closing balance	39,479	41,250
Motor vehicles [member]
Statement [Line Items]
Opening Balance	54,744	50,678
Changes
Additions	4,379	4,107
Disposals	(196)	(914)
Withdrawals	(384)	(251)
Depreciation	(11,709)	(9,476)
Increase (decrease) through net exchange differences	34	(2,624)
Reclassification from lease to Property, plant and equipment		0
Increase (decrease) through others	20,443	15,551
Total changes	9,951	4,066
Closing balance	64,695	54,744
Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance	197,087	157,625
Changes
Additions	7,918	33,279
Disposals	(585)	0
Withdrawals	(103)	(741)
Depreciation	(1,447)	(1,297)
Increase (decrease) through net exchange differences	2,518	(4,402)
Reclassification from lease to Property, plant and equipment		0
Increase (decrease) through others	(878)	619
Total changes	7,423	39,462
Closing balance	204,510	197,087
Right-of-use assets [member]
Statement [Line Items]
Opening Balance	771,886	600,361
Changes
Additions	340,622	361,421
Disposals	(574)	(2,604)
Withdrawals	(13,538)	(717)
Depreciation	(83,050)	(75,418)
Increase (decrease) through net exchange differences	1,054	(111,218)
Reclassification from lease to Property, plant and equipment		(292)
Increase (decrease) through others	(12,682)	353
Total changes	231,832	171,525
Closing balance	1,003,718	771,886
Right-of-use assets [member] | Land [Member]
Statement [Line Items]
Opening Balance	599,101	460,386
Changes
Additions	300,063	280,671
Disposals	0	0
Withdrawals	(3,659)	0
Depreciation	(37,407)	(31,792)
Increase (decrease) through net exchange differences	868	(110,574)
Reclassification from lease to Property, plant and equipment		0
Increase (decrease) through others	(12,116)	410
Total changes	247,749	138,715
Closing balance	846,850	599,101
Right-of-use assets [member] | Buildings [member]
Statement [Line Items]
Opening Balance	15,992	16,412
Changes
Additions	13,869	8,385
Disposals	0	(2,474)
Withdrawals	0	(539)
Depreciation	(6,471)	(5,604)
Increase (decrease) through net exchange differences	51	(131)
Reclassification from lease to Property, plant and equipment		0
Increase (decrease) through others	(103)	(57)
Total changes	7,346	(420)
Closing balance	23,338	15,992
Right-of-use assets [member] | Plant and equipment [member]
Statement [Line Items]
Opening Balance	63,102	60,993
Changes
Additions	7,215	9,103
Disposals	0	0
Withdrawals	0	0
Depreciation	(5,891)	(6,641)
Increase (decrease) through net exchange differences	278	(353)
Reclassification from lease to Property, plant and equipment		0
Increase (decrease) through others	0	0
Total changes	1,602	2,109
Closing balance	64,704	63,102
Right-of-use assets [member] | IT Equipment [member]
Statement [Line Items]
Opening Balance	392	186
Changes
Additions	222	511
Disposals	0	0
Withdrawals	0	0
Depreciation	(350)	(204)
Increase (decrease) through net exchange differences	40	(101)
Reclassification from lease to Property, plant and equipment		0
Increase (decrease) through others	0	0
Total changes	(88)	206
Closing balance	304	392
Right-of-use assets [member] | Motor vehicles [member]
Statement [Line Items]
Opening Balance	80,464	50,869
Changes
Additions	19,054	58,954
Disposals	(574)	(130)
Withdrawals	(9,879)	(178)
Depreciation	(30,200)	(28,977)
Increase (decrease) through net exchange differences	(183)	(74)
Reclassification from lease to Property, plant and equipment		0
Increase (decrease) through others	(463)	0
Total changes	(22,245)	29,595
Closing balance	58,219	80,464
Right-of-use assets [member] | Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance	12,835	11,515
Changes
Additions	199	3,797
Disposals	0	0
Withdrawals	0	0
Depreciation	(2,731)	(2,200)
Increase (decrease) through net exchange differences	0	15
Reclassification from lease to Property, plant and equipment		(292)
Increase (decrease) through others	0	0
Total changes	(2,532)	1,320
Closing balance	$ 10,303	$ 12,835